S000009877 [Member] Investment Objectives and Goals - AMG TimesSquare Small Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG TimesSquare Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AMG TimesSquare Small Cap Growth Fund (the “Fund”) is to achieve long-term capital appreciation.